Investment Risks - Palm Valley Capital Fund	Apr. 30, 2026
Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Foreign Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investments Risk. Securities of non-U.S. issuers, including those located in foreign and developing countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards.
Investments In Companies With Businesses Related To Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investments in Companies with Businesses Related to Commodities. Investments in securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. It is possible that a single shareholder may own or control a significant portion of the Fund’s assets. Redemption by a large shareholder of all or a portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to fulfill redemption requests when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its investment objectives. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio securities. Investors may lose money.
Market Events Risk Member
Prospectus [Line Items]
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Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including changes in interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political (including geopolitical) events, governmental actions, military conflicts, tariff and trade disruptions, and the fluctuation of other stock markets around the world.

REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]	REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs also subject it to management and tax risks.
Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, smaller company stocks can, and at times will, perform differently than large company stocks.

U.S. Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Obligations Risk. U.S. Government obligations are debt securities of, or guaranteed by, the U.S. Government. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.